The Alger Funds II

Incorporated herein by reference is a supplement to the Fund’s prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 24, 2019 (SEC Accession Nos. 0001193125-19-253666 and 0001193125-19-253668).